Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Summary of Transactions and outstanding balances of related parties

Transactions and outstanding balances of related parties were as follows:

Transactions during the year

	Six months ended June 30, 2026	Six months ended June 30, 2025
Share Capital Issued at nominal value
DBLP Sea Cow (1)	$1	$2
Convertible promissory notes repaid
Estate of John Wagner	$—	$3
Anthony Sharp	—	23
Loans Repaid
Daniel Wagner	$—	$4,655
DBLP Sea Cow (1)	—	447
Managerial remuneration
Key Management Personnel
Daniel Wagner	$159	$156
Crispin Lowery	185	—
Salman Ahmad	159	156
Richard Burchill	172	166
Sauvik Banerjee	188	—
	$863	$478

Sales and marketing	$185	$—
General and Administrative	678	478
	$863	$478

	Six months ended June 30, 2026	Six months ended June 30, 2025
Share-based compensation - management
DBLP Sea Cow (1)	$20,665	$5,325
Richard Burchill	202	156
Salman Ahmad	268	156
Peter Vesco	915	156
Arthur Yao	5,211	156
Sauvik Banerjee	701	96
Crispin Lowery	395	—
	$28,357	$6,045

Sales and marketing	$1,310	$408
General and Administrative	27,047	5,637
	$28,357	$6,045
Consulting fees
DBLP Sea Cow (1)	$150	$150
Peter Vesco	179	213
Arthur Yao	270	150
	$599	$513
Reimbursement of expenses
Daniel Wagner	$197	$—
Arthur Yao	167	—
Sauvik Banerjjee	16	—
	$380	$—

Sales and marketing	$709	$363
General and Administrative	270	150
	$979	$513
Director remuneration
Sir David Wright	$46	$45
Anthony Sharp	206	206
Stephen Perry	50	49
Derek Smith	50	49
	$352	$349
Share-based compensation - directors
Sir David Wright	$852	$—
Anthony Sharp	852	—
Stephen Perry	852	—
Derek Smith	852	—
	$3,408	$—

Sales and marketing	$—	$—
General and Administrative	3,760	349
	$3,760	$349
Management remuneration
Sales and marketing	$5,964	$770
General and Administrative	31,755	6,613
	$37,719	$7,383
Business development expenses
Rezolve China (2)	$—	$151

1.
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Daniel Wagner, Chief Executive Officer of Rezolve.
2.
The Company has expensed all cash transferred to its former subsidiary Rezolve China.

Summary of Outstanding balances as at reporting date

Outstanding balances as at reporting date

	June 30, 2026	December 31, 2025
Short term debt to related party
DBLP Sea Cow (1)	$12	$12
	$12	$12
Due to related party
DBLP Sea Cow (1)	$—	$33
	$—	$33
Due from related party
Avirup Chakraverty (2)	$7,700	$—
	$7,700	$—
1.
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.
2.
The Company has provided an interest-free loan of $7.7 million to Avirup Chakraverty ("Avirup"), the former owner of Mpower. Following the acquisition of Mpower, Avirup became an employee of the Company and continues to serve as a director of the Mpower group. In connection with the acquisition of Mpower, the Company agreed to a contingent earn-out arrangement under which Avirup may receive a share option award upon the achievement of specified Mpower revenue targets, provided that he remains employed by the Company on the grant date. Subject to satisfaction of these conditions, the share options are expected to be granted in May 2027. Upon the grant of the share options, the outstanding principal balance of the $7.7 million loan will be offset against the value of the share option award, with any excess value, if applicable, payable to Avirup. Accordingly, the contingent share option award serves as collateral for the loan.